8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt, Weighted Average Interest Rate	3.18%	3.42%	3.60%
Debt, Weighted Average Interest Rate during period	3.46%	3.79%	4.08%
Subordinated Debt
Debt, Weighted Average Interest Rate	3.02%	3.32%	3.54%
Debt, Weighted Average Interest Rate during period	3.14%	3.30%	4.10%